Share-Based Compensation - Restricted Share Units (Details) - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Units Outstanding
Beginning balance (shares)	0
Granted (shares)	4,227,759
Vested (shares)	(939,502)
Forfeited (shares)	0
Ending balance (shares)	3,288,257	0
Weighted Average Fair Value Per Unit
Beginning balance (usd per share)	$ 0
Granted (usd per share)		$ 11.38
Vested (usd per share)		11.38
Forfeited (usd per share)		0
Ending balance (usd per share)	$ 11.38	$ 0